Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of May 2016

Collection Period Start	1-May-16	Distribution Date	15-Jun-16
Collection Period End	31-May-16	30/360 Days	30
Beg. of Interest Period	16-May-16	Actual/360 Days	30
End of Interest Period	15-Jun-16

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,011,912,858.76	336,191,952.33	300,050,344.27	0.2965180
Total Securities		1,011,912,858.76	336,191,952.33	300,050,344.27	0.2965180
Class A-1 Notes	0.180000%	128,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.480000%	182,500,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	182,500,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.800000%	242,000,000.00	59,279,093.57	23,137,485.51	0.0956094
Class A-4 Notes	1.040000%	115,000,000.00	115,000,000.00	115,000,000.00	1.0000000
Certificates	0.000000%	161,912,858.76	161,912,858.76	161,912,858.76	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	36,141,608.06	39,519.40	149.3454879	0.1633033
Class A-4 Notes	0.00	99,666.67	0.0000000	0.8666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	36,141,608.06	139,186.07

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				4,914,078.16
Monthly Interest				1,546,542.58
Total Monthly Payments				6,460,620.74

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				282,768.91
Aggregate Sales Proceeds Advance				17,308,943.07
Total Advances				17,591,711.98

Vehicle Disposition Proceeds:
Reallocation Payments				23,515,673.26
Repurchase Payments				1,378,322.96
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				7,882,998.46
Excess Wear and Tear and Excess Mileage				258,389.24
Remaining Payoffs				0.00
Net Insurance Proceeds				264,760.11
Residual Value Surplus				448,516.04
Total Collections				57,800,992.79

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	17,700,743.85			1,101
Involuntary Repossession	124,276.00			8
Voluntary Repossession	97,892.00			7
Full Termination	5,583,647.41			389
Bankruptcy	9,384.00			1
Insurance Payoff		261,933.94		18
Customer Payoff			217,199.14	13
Grounding Dealer Payoff			4,505,142.22	231
Dealer Purchase			2,057,087.12	96
Total	23,515,943.26	261,933.94	6,779,428.48	1,864

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of May 2016

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	18,373	383,691,102.12	7.00000%	336,191,952.33
Total Depreciation Received		(5,517,984.18)		(4,684,346.64)
Principal Amount of Gross Losses	(41)	(697,064.64)		(632,699.01)
Repurchase / Reallocation	(79)	(1,480,842.35)		(1,378,322.96)
Early Terminations	(744)	(15,011,534.67)		(13,098,408.74)
Scheduled Terminations	(933)	(18,047,706.38)		(16,347,830.71)
Pool Balance - End of Period	16,576	342,935,969.90		300,050,344.27

Remaining Pool Balance
Lease Payment				35,510,994.85
Residual Value				264,539,349.42
Total				300,050,344.27

III. DISTRIBUTIONS

Total Collections					57,800,992.79
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					57,800,992.79

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					327,595.99
3. Reimbursement of Sales Proceeds Advance					19,922,415.17
4. Servicing Fee:
Servicing Fee Due					280,159.96
Servicing Fee Paid					280,159.96
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					20,530,171.12

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					39,519.40

Class A-3 Notes Monthly Interest Paid					39,519.40
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of May 2016

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	99,666.67

Class A-4 Notes Monthly Interest Paid	99,666.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	139,186.07
Total Note and Certificate Monthly Interest Paid	139,186.07
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	37,131,635.60

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	36,141,608.06

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	36,141,608.06
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	990,027.54

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of May 2016

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,059,564.29
Required Reserve Account Amount			15,178,692.88
Beginning Reserve Account Balance			15,178,692.88
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			15,178,692.88
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			990,027.54
Gross Reserve Account Balance			16,168,720.42
Remaining Available Collections Released to Seller			990,027.54
Total Ending Reserve Account Balance			15,178,692.88

V. POOL STATISTICS

Weighted Average Remaining Maturity			6.13
Monthly Prepayment Speed			92%
Lifetime Prepayment Speed			88%

		$	units
Recoveries of Defaulted and Casualty Receivables		643,615.52
Securitization Value of Gross Losses and Casualty Receivables		632,699.01	41
Aggregate Defaulted and Casualty Gain (Loss)		10,916.51
Pool Balance at Beginning of Collection Period		336,191,952.33
Net Loss Ratio
Current Collection Period		0.0032%
Preceding Collection Period		-0.0121%
Second Preceding Collection Period		0.0355%
Third Preceding Collection Period		-0.0376%

Cumulative Net Losses for all Periods		0.2889%	2,923,323.52

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.82%	2,756,709.05	153
61-90 Days Delinquent	0.19%	633,948.65	36
91-120 Days Delinquent	0.06%	217,512.31	12
More than 120 Days	0.01%	17,197.65	1
Total Delinquent Receivables:	1.08%	3,625,367.66	202

61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)		Amount	Number
Current Collection Period		0.26%	0.27%
Preceding Collection Period		0.27%	0.29%
Second Preceding Collection Period		0.29%	0.31%
Third Preceding Collection Period		0.25%	0.27%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		23,284,121.26	1488
Securitization Value		25,575,130.44	1488
Aggregate Residual Gain (Loss)		(2,291,009.18)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		242,568,008.81	15,454
Cumulative Securitization Value		265,618,999.75	15,454
Cumulative Residual Gain (Loss)		(23,050,990.94)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			43,795,230.25
Reimbursement of Outstanding Advance			19,922,415.17
Additional Advances for current period			17,308,943.07
Ending Balance of Residual Advance			41,181,758.15

Beginning Balance of Payment Advance			735,083.60
Reimbursement of Outstanding Payment Advance			327,595.99
Additional Payment Advances for current period			282,768.91
Ending Balance of Payment Advance			690,256.52

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of May 2016

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No